Borrowings - Early repayment amount (Details) - Loan	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Internal rate of return	9.75%
Before January 1, 2023
Disclosure of detailed information about borrowings [line items]
Early repayment amount based on percentage of principal amount of notes issued	120.00%
From January 1, 2023 until January 1,2024
Disclosure of detailed information about borrowings [line items]
Early repayment amount based on percentage of principal amount of notes issued	135.00%
From January 1, 2024 until January 1,2026
Disclosure of detailed information about borrowings [line items]
Early repayment amount based on percentage of principal amount of notes issued	150.00%
From January 1, 2026 until January 1,2027
Disclosure of detailed information about borrowings [line items]
Early repayment amount based on percentage of principal amount of notes issued	150.00%
Internal rate of return	12.00%
From January 1, 2027 until December 31,2028
Disclosure of detailed information about borrowings [line items]
Early repayment amount based on percentage of principal amount of notes issued	150.00%
Internal rate of return	11.00%